Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details)	12 Months Ended
Dec. 31, 2020
Laboratory Equipment [Member] | Minimum [Member]
Annual rates of depreciation	9.00%
Laboratory Equipment [Member] | Maximum [Member]
Annual rates of depreciation	15.00%
Computers [Member] | Minimum [Member]
Annual rates of depreciation	25.00%
Computers [Member] | Maximum [Member]
Annual rates of depreciation	33.00%
Office Furniture and Equipment [Member]
Annual rates of depreciation	7.00%